Income Taxes - Summary of Company's Statutory Income Tax Rate to the Company's Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Amount (in thousands)
Federal statutory income tax rate, Amount					$ (21,127)	$ (17,523)
Permanent difference, Amount					777	644
State taxes, net of federal benefit, Amount					73	(123)
Research and development credits, Amount					(3,781)	(4,999)
Change in valuation allowance, Amount					24,058	22,002
Effective income tax rate, Amount	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Rate
Federal statutory income tax rate, Rate					21.00%	21.00%
Permanent difference, Rate					(0.77%)	(0.77%)
State taxes, net of federal benefit, Rate					(0.07%)	0.15%
Research and development credits, Rate					3.76%	5.99%
Change in valuation allowance, Rate					(23.91%)	(26.37%)
Effective income tax rate, Rate					0.00%	0.00%